Income Taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Income Taxes [Line Items]
Deferred Tax Liability Adjustment - Noncontrolling Interest	$ (290)
Income Tax Credits and Adjustments		$ 47
Current Federal, State and Local, Tax Expense (Benefit)		$ 32
Atlantic City Electric Company [Member] | State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	$ 14